Non-Current Assets - Prepayments	12 Months Ended
Jun. 30, 2022
Disclosure Of Noncurrent Assets Prepayments [Abstract]
Non-Current Assets - Prepayments

Note 18. Non-Current Assets - Prepayments

	June 30, 2022	June 30, 2021

	US$	US$
Insurance	110,295	174,541
Total non-current prepayments	110,295	174,541

The non‑current prepayment amount relates to specific Phase 3 Clinical trial insurance in place for various sites around the world covering periods to 2024.